Equity (Details 2) - Level 3 of the fair value hierarchy [Member] $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Statement Line Items [Line Items]
Balance
Issue of Warrants	682
Finance income	(196)
Balance	$ 486